Derivative Instruments - Summary of Interest Rate Swap Positions (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2015
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt	2.50%